5. LONG-TERM INVESTMENTS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
LONG-TERM INVESTMENTS
Accrued interest expense	$ 130,385	$ 128,809